SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) director	Dec. 31, 2021 USD ($) director	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Net carrying amount of property, plant and equipment	¥ 93,427,029		¥ 100,712,423	¥ 103,492,552	$ 14,660,740
Carrying value of goodwill | ¥	3,510,000
Impairment of property, plant and equipment	¥ 2,328,131	$ 365,335	¥ 416,842	¥ 259,354
Yinxing Energy
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Ownership interest in associate (in percent)	40.23%	40.23%
Ownership interest held by others (in percent)	59.77%	59.77%
Guizhou Huaren New Material Company Limited
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Ownership interest in associate (in percent)	40.00%	40.00%
Non-controlling interests (in percent)	60.00%	60.00%	60.00%
Ownership interest in subsidiary (in percent)	40.00%	40.00%
Shanxi Zhongrun
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Ownership interest in associate (in percent)	40.00%	40.00%
China Resources
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Ownership interest in associate (in percent)	6.68%	6.68%
Chalco Resources
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Number of directors can be appointed	1	1
Total number of directors	5	5
New Aluminum Power
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Ownership interest in associate (in percent)	16.00%	16.00%
Number of directors can be appointed	1	1
Total number of directors	9	9
Chinalco Capital
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Ownership interest in associate (in percent)	14.71%	14.71%
Number of directors can be appointed	1	1
Total number of directors	3	3
Inner Mongolia Geliugou
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Ownership interest in associate (in percent)	14.29%	14.29%
Number of directors can be appointed	1	1
Total number of directors	7	7
Yunnan Aluminium Co
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Ownership interest in associate (in percent)	10.10%	10.10%
Number of directors can be appointed	1	1
Total number of directors	11	11
Chalco Innovation Development Investment Co
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Ownership interest in associate (in percent)	19.49%	19.49%
Number of directors can be appointed	1	1
Total number of directors	7	7